Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of tax reconciliation

	2021	2022		2023
	EUR k	EUR k		EUR k
Loss before tax	(412,498)	(249,155)		(259,969)
Expected tax benefit (based on statutory tax rate of 29.48% in 2023, 2022 and 2021)	121,584	73,426		76,626
Recognition of tax loss carryforwards recognized in prior years	—	327		—
Effects from differences between Group and local tax rates	(8)	(2)		(2)
Non-recognition of tax loss carryforwards	(114,999)	(69,724)		(81,392)
Non-recognition of deferred tax assets	(7,363)	(626)		—
Recognition of deferred tax assets	—	—		3,717
Non-deductible expenses for tax purposes	—	(119)		(706)
Additions for local trade taxes	(176)	(330)		—
Other non-deductible expenses	(101)	—		—
Other effects	1,845	(2,826)		1,599
Effective tax benefit / (expense)	782	126		(198)

Schedule of deferred taxes

	January 01, 2023	Recognized in		Acquired in	December 31, 2023
	Net balance	profit and loss	Equity	Business combination	Net balance	DTA	DTL
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Non-current assets
Intangible assets	(1,412)	188	—	—	(1,224)	—	(1,224)
Property, plant and equipment	(2,774)	(665)	—	—	(3,439)	—	(3,439)
Right-of-use assets	(12,364)	312	—	—	(12,052)	—	(12,052)
Other assets	(90)	90	—	—	—	—	—

Current assets
Inventories	—	52	—	—	52	52	—
Trade receivables	(47)	62	—	—	15	15	—
Prepaid expenses and other assets	1,428	—	—	—	1,428	1,428	—
Cash and cash equivalents	(1,014)	1,003	—	—	(11)	1	(12)

Non - current liabilities
Lease liabilities (Non-current )	10,514	(14)	—	—	10,500	10,500	—
Other liabilities (Non-current)	51	(118)	—	—	(67)	—	(67)

Current liabilities
Lease liabilities (Current)	1,345	(152)	—	—	1,193	1,193	—
Trade and other payables	(184)	42	—	—	(142)	—	(142)
Other liabilities (Current)	420	(508)	—	—	(88)	49	(137)
Tax losses carried forward	1,411	3,122	—	—	4,533	4,533	—
Share-based payments	3,994	(3,498)	—	—	496	496	—
Netting	—	—	—	—	—	(10,490)	10,490
Deferred Taxes Total	1,278	(84)	—	—	1,194	7,777	(6,583)

	January 01,2022	Recognized in		Acquired in	December 31, 2022
	Net balance	profit and loss	Equity	Business combination	Net balance	DTA	DTL
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Non-current assets
Intangible assets	—	—	—	(1,412)	(1,412)	—	(1,412)
Property, plant and equipment	(5)	(2,769)	—	—	(2,774)	34	(2,808)
Right-of-use assets	(663)	(11,701)	—	—	(12,364)	—	(12,364)
Other assets	—	(90)	—	—	(90)	—	(90)

Current assets
Inventories	(9)	9	—	—	—	—	—
Trade receivables	97	(144)	—	—	(47)	—	(47)
Prepaid expenses and other assets	(181)	1,609	—	—	1,428	1,428	—
Cash and cash equivalents	(87)	(927)	—	—	(1,014)	—	(1,014)

Non - current liabilities
Lease liabilities (Non-current)	622	9,892	—	—	10,514	10,514	—
Other liabilities (Non-current)	(129)	180	—	—	51	84	(33)

Current liabilities
Lease liabilities (Current)	156	1,189	—	—	1,345	1,345	—
Trade and other payables	(23)	(161)	—	—	(184)	—	(184)
Other liabilities (Current)	20	400	—	—	420	625	(205)
Tax losses carried forward	294	(276)	—	1,393	1,411	1,411	—
Share-based payments	2,769	2,815	(1,590)	—	3,994	3,994	—
Netting	—	—	—	—	—	(11,466)	11,466
Deferred Taxes Total	2,861	26	(1,590)	(19)	1,278	7,969	(6,691)

Schedule of unused tax losses carried forward

Tax loss carryforwards	2021	2022	2023
	EUR k	EUR k	EUR k
Unused tax losses for corporate income tax	1,180,227	1,427,735	1,700,475
Unused tax losses for trade tax	1,175,846	1,419,217	1,685,517
Unused interest carryforward ("Zinsschranke")	2,879	—	—